Cover Page Document	Dec. 31, 2019
Cover Page [Abstract]
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000766829
Title of 12(b) Security	Common Stock, par value $0.001 per share
Entity File Number	001-8966
Entity Address, Address Line One	110 West Taylor Street,
Document Type	8-K
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	SJW Group
City Area Code	(408)
Local Phone Number	279-7800
Written Communications	false
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
Entity Tax Identification Number	77-0066628
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	SJW
Security Exchange Name	NYSE
Amendment Flag	false